S-K 1603(a) SPAC Sponsor	Dec. 19, 2025
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Art Technology Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company